Note R - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Net Income (Loss) by Geographic Areas [Table Text Block]
	Year ended December 31, 2022	Year ended December 31, 2021

United States	$(10,416,593)	$(4,507,071)
Hong Kong	(458,839)	(439,814)
Nigeria	(143,499)	(118,896)
Spain	(890,972)	-
Total	$(11,909,903)	$(5,065,781)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31, 2022	Year ended December 31, 2021

Current – federal, states, and foreign	$-	$-
Deferred- Federal	1,175,000	128,000
Deferred – States	122,000	47,000
Deferred – Foreign	(20,000)	-
Total	1,277,000	175,000
Change in valuation allowance	(1,297,000)	(175,000)

Provision for income tax benefits	$(20,434)	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31, 2022	December 31, 2021 As Revised

Accrued compensation	$113,000	$110,000
Allowance for doubtful accounts	169,000	70,000
Research and development expenses	633,000	-
Capital loss carry forward	114,000	-
Stock-based compensation	456,000	486,000
Equipment and leasehold improvements	(19,000)	1,000
Intangible assets – US	341,000	61,000
Intangible assets – Foreign	(170,000)	-
Inventory reserve	89,000	-
Interest expense	44,000	-
Operating lease liabilities	44,000	59,000
Reserve on debt security	-	13,000
Operating lease right-of-use assets	(44,000)	(57,000)
Net operating loss and research and credit carryforwards	15,248,000	15,148,000
Valuation allowance	(17,188,000)	(15,891,000)

Net deferred tax liability	$(170,000)	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended December 31, 2022	Year ended December 31, 2021 As Revised

Federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	0.9	1.1
Permanent differences	(4.7)	(1.0)
Expiration of net operating loss and research credit carryforwards	(5.7)	(13.8)
Expiration and forfeiture of stock options	(0.3)	(1.5)
Other	(0.5)	(2.4)
Valuation allowance	(10.9)	(3.4)

Effective tax rate	(0.2)%	—%